Derivative Instruments - Summary of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Aug. 23, 2021 INR (₨)
Disclosure Of Derivative Instruments [Line Items]
Derivative contracts designated as hedging instruments - Non-current Liabilities	₨ 521	$ 6
Derivative contracts designated as hedging instruments - Current Liabilities	1,654	20	₨ 4,209
Financial Liabilities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative contracts designated as hedging instruments - Non-current Liabilities	521	6
Derivative contracts designated as hedging instruments - Current Liabilities	1,654	20	4,209
Share Warrants [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	1,309		2,486	₨ 1,747
Share Warrants [Member] | Financial Liabilities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative contracts designated as hedging instruments - Current Liabilities	1,309	16	2,486
Hedge Instruments [Member] | Financial Liabilities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative contracts designated as hedging instruments - Non-current Liabilities	521	6
Derivative contracts designated as hedging instruments - Current Liabilities	₨ 345	$ 4	₨ 1,723